Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Stockholders' Equity (Deficit):
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	15,000,000	15,000,000	15,000,000
Preferred stock shares issued	122	136	140
Preferred stock shares outstanding	122	136	140
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized	140,000,000	140,000,000	140,000,000
Common stock shares issued	112.890120	66,600,367	61,439,134
Common stock shares outstanding	112.890120	66,600,367	61,439,134